Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases Disclosure [Abstract]
Schedule of Future Minimum Operating Lease Payments	Future minimum operating lease payments as of December 31, 2022 and 2023 are summarized as follow:
December 31, 2022
2023	9,630
2024	4,350
2025	4,350
2026	4,350
2027	4,350
Thereafter	38,100
Total	65,130
December 31, 2023
2024	3,736
2025	3,300
2026	3,300
2027	3,300
2028	3,300
Thereafter	26,400
Total	43,336